UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-2333



                           New Perspective Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2004

                    Date of reporting period: March 31, 2004





                                Vincent P. Corti
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                               Richard M. Phillips
                           Kirkpatrick & Lockhart LLP
                       Four Embarcadero Center, 10th Floor
                             San Francisco, CA 94111
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

NEW PERSPECTIVE FUND

[cover:  map of Africa and flat panel computer screen with world map]

Semi-annual report for the six months ended March 31, 2004

NEW PERSPECTIVE FUND(R) seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2004:

                                                                    1 year           5 years          10 years
Class A shares
Reflecting 5.75% maximum sales charge                               +44.95%          +4.66%            +11.27%

Results for other share classes can be found on page 28. Please see the inside back cover for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus.

[photo of a map]

FELLOW SHAREHOLDERS:

Global equity prices made considerable progress during the first half of New Perspective Fund's fiscal year, bolstered by robust corporate earnings and positive economic data. Markets outside the United States were particularly strong.

New Perspective gained 19.4% for the six months ended March 31; this return included reinvestment of the December dividend of 17.7 cents a share. The fund finished ahead of the 17.5% return of the unmanaged MSCI World Index, which measures major stock markets in 23 countries. It also did better than the 17.2% average return of the 336 global funds tracked by Lipper.

The fund's gain extended a rise that began about one year ago, resulting in an exceptional increase of 53.8% for the full 12 months ended March 31. As the table below shows, New Perspective has consistently outpaced its relevant benchmarks over longer periods as well, an advantage that has added up impressively over time.

GLOBAL STOCKS ADVANCE

The fund's fiscal year began in October, with global markets climbing steadily. An increasingly rosy business outlook -- marked by productivity gains, rising demand and healthy profits -- buoyed investor optimism. Stock prices retreated in February and March, however, amid sluggish employment data and the Madrid terrorist attacks.

[Begin Sidebar]

RESULTS AT A GLANCE
(For periods ended March 31, 2004, with all distributions reinvested)

                                                 Cumulative total returns                   Average annual total returns
                                                Six months          1 year           5 years          10 years          Lifetime
                                                                                                                    (since March
                                                                                                                       13, 1973)

New Perspective Fund                              +19.4%            +53.8%            +5.9%            +11.9%           +13.8%
MSCI indexes:*
     World Index                                  +17.5             +44.5             -0.6              +7.8            +10.1
     USA Index                                    +13.9             +35.0             -2.0             +11.7            +11.0
Lipper global funds average+                      +17.2             +45.8             +2.9              +8.2            +12.8

*The indexes are unmanaged.
+ Source: Lipper. Averages are based on total return and do not reflect the effects of sales charges. New Perspective's returns do not include sales charges.

[End Sidebar]

In the United States, stock prices rose 13.9% for the six months.1 Elsewhere, currency appreciation versus the dollar enhanced returns for U.S.-based investors. Spain (+27.5%), Germany (+25.5%), France (+22.1%) and the Netherlands (+15.3%) posted strong increases; stock prices rose 20.3% in the United Kingdom. Australian stocks returned 24.8%, aided by a hefty 12.8% rise in the Australian dollar against its U.S. counterpart. Japanese stocks (+24.8%) appreciated as well, in response to improvements in the country's domestic economy.

(1) Unless otherwise indicated, country returns are based on MSCI indexes, are measured in U.S. dollars and assume reinvestment of dividends. Source for exchange rates: MSCI.

[Begin Sidebar]

WHERE NEW PERSPECTIVE'S
ASSETS WERE INVESTED
(percent invested by country)

                                3/31/2004        9/30/2003

THE AMERICAS                      43.9%            44.3%
United States                     38.0             37.6
Canada                             3.5              4.2
Brazil                             1.8              1.9
Mexico                              .6               .6

EUROPE                            31.2%            29.7%
United Kingdom                     8.1              8.7
Netherlands                        5.1              5.1
France                             3.6              4.0
Germany                            3.4              3.1
Switzerland                        3.0              2.7
Spain                              1.3              1.2
Norway                             1.3              1.1
Ireland                            1.2               .2
Austria                            1.1               .6
Italy                              1.0              1.0
Denmark                             .9               .5
Portugal                            .6               .5
Belgium                             .4               .4
Russia                              .2               .2
Finland                             --               .2
Sweden                              --               .2

ASIA/PACIFIC BASIN                15.2%            16.7%
Japan                              9.7              9.9
Australia                          2.6              2.3
Taiwan                             1.6              2.0
South Korea                        1.2              1.8
Singapore                           .1               .7

OTHER                               .9%             1.0%

CASH & EQUIVALENTS                 8.8%             8.3%
                                 100.0%           100.0%

[End Sidebar]


STRENGTH FROM MANY QUARTERS

New Perspective Fund's company-by-company investment approach showed to advantage during the six months. The vast majority of holdings rose in price, some considerably. Of the 10 largest positions in the portfolio, Motorola, Tyco, Telefonica and Altria all achieved outstanding gains.

Among industries, the greatest gains generally went to those most likely to benefit from the uptick in consumer demand and business investment. Thus, metals and mining, oil and gas, semiconductor and communications-related stocks did very well. Notable contributors to returns included Vodafone, QUALCOMM, Phelps Dodge, Samsung Electronics, Norsk Hydro and ENI; each of these comfortably outpaced broader markets.

Meanwhile, pharmaceutical holdings were more mixed. Elan, the Irish drug concern, more than tripled in price as it emerged from highly publicized accounting difficulties; other holdings, such as AstraZeneca and Sanofi-Synthelabo, were more lackluster. Notwithstanding the range of returns for these stocks, we have high convictions about all our pharmaceutical holdings. We view them through a long lens, as we do with every company in New Perspective's portfolio.

CAREFUL ATTENTION TO VALUATIONS

During the six months, we used our research to focus on companies we believe will flourish as the economy grows and whose securities are also attractively valued. Selling into strength, we took advantage of the technology rally in early winter to reduce a number of semiconductor holdings. We also lightened our position in Vivendi Universal, at a substantial profit to the fund. At the same time, we increased our exposure to Western European banks that are expanding their operations in Central Europe and other regions. Commercial banks now account for 6.2% of net assets, up from 4.1% at the last fiscal close.

LOOKING BEYOND THE PRESENT

Although by many measures the world economy appears to have turned a corner, a number of factors have raised concerns for the near term. Unemployment rates in Europe remain stubbornly high. Inflation has inched up, and with it the likelihood of higher interest rates. Growing geopolitical instability has clouded the outlook as well. These uncertainties have increased investor skittishness in recent months and could continue to do so for some time.

While we certainly take the market environment into account, we are willing to look beyond current conditions. Experience has taught us that certain themes may dominate returns over shorter periods, but individual companies that are well run and growing their businesses should stand out over the long term. As we search the globe on your behalf, we believe New Perspective Fund is well-positioned to prosper along with them.

Cordially,

/s/ Gina H. Despres                     /s/ Robert W. Lovelace
Gina H. Despres                         Robert W. Lovelace
Chairman of the Board                   President

May 7, 2004

Past results are not predictive of results in future periods. Current and future results may be lower or higher than past results. Share prices and returns will vary, so investors may lose money.

For current information about the fund, visit americanfunds.com.


INVESTMENT PORTFOLIO                                                 unaudited
March 31, 2004

[begin pie chart]
                                                           Percent
                                                            of net
Largest industry holdings                                   assets

Pharmaceuticals                                              7.99 %
Metals & Mining                                              6.71
Semiconductors & Semiconductor Equipment                     6.25
Commercial Banks                                             6.23
Media                                                        5.73
Other industries                                            58.31
Cash & equivalents                                           8.78
[end pie chart]

                                                            Percent
                                                            of net
Largest equity holdings                                     assets

Time Warner                                                  2.77 %
Altria Group                                                 2.32
AstraZeneca                                                  2.10
Tyco                                                         1.98
Vodafone                                                     1.78
Newmont Mining                                               1.42
News Corp.                                                   1.41
Nestle                                                       1.36
Motorola                                                     1.26
Telefonica                                                   1.19


                                                                                                                         Market
                                                                                                                          value
EQUITY SECURITIES (common and preferred stocks) - 91.22%                                     Shares                       (000)

PHARMACEUTICALS  -  7.99%
AstraZeneca PLC (Sweden)                                                                 14,341,994          $         671,687
AstraZeneca PLC  (United Kingdom)                                                           725,000                     33,662
AstraZeneca PLC (ADR)                                                                       555,000                     25,935
Sanofi-Synthelabo (France)                                                                4,505,000                    294,440
Novo Nordisk A/S, Class B (Denmark)                                                       5,435,000                    252,323
Shionogi & Co., Ltd. (Japan)                                                             13,698,000                    241,552
Elan Corp., PLC (ADR) (Ireland) (1)                                                       9,042,200                    186,450
Roche Holding AG (Switzerland)                                                            1,665,000                    162,585
UCB NV (Belgium)                                                                          3,977,039                    152,928
Novartis AG (Switzerland)                                                                 1,625,000                     68,985
Novartis AG (ADR)                                                                           925,000                     39,405
Eli Lilly and Co. (USA)                                                                   1,515,000                    101,354
Forest Laboratories, Inc. (USA) (1)                                                       1,240,000                     88,809
Merck & Co., Inc. (USA)                                                                   1,920,000                     84,845
Bristol-Myers Squibb Co. (USA)                                                            3,300,000                     79,959
Chugai Pharmaceutical Co., Ltd. (Japan)                                                   4,707,100                     74,786
H. Lundbeck A/S (Denmark)                                                                 3,046,175                     58,632
Johnson & Johnson (USA)                                                                   1,100,000                     55,792
ALTANA AG (Germany)                                                                         868,933                     53,790
Pfizer Inc (USA)                                                                            980,000                     34,349
Schering-Plough Corp. (USA)                                                               1,500,000                     24,330


METALS & MINING  -  6.71%
Newmont Mining Corp. (USA)                                                               10,650,000                    496,610
Barrick Gold Corp. (Canada)                                                              10,000,000                    237,800
Placer Dome Inc. (Canada)                                                                12,250,000                    220,133
Cia. Vale do Rio Doce, ordinary nominative (ADR) (Brazil)                                 3,085,000                    169,367
Cia. Vale do Rio Doce, preferred nominative, Class A                                        851,800                     40,021
POSCO (South Korea)                                                                       1,470,000                    207,765
Anglo American PLC (South Africa)                                                         8,500,000                    204,012
Alcan Inc. (Canada)                                                                       3,575,000                    160,124
Phelps Dodge Corp. (USA) (1)                                                              1,615,000                    131,881
WMC Resources Ltd (Australia)                                                            30,893,000                    120,701
BHP Billiton Ltd. (Australia)                                                             8,000,000                     74,845
BHP Billiton PLC (United Kingdom)                                                         7,846,075                     71,618
Anglogold Ltd. (South Africa)                                                             1,410,000                     60,423
Gold Fields Ltd. (South Africa)                                                           4,500,000                     60,262
Alumina Ltd. (Australia)                                                                 12,449,200                     50,920
Alcoa Inc. (USA)                                                                          1,000,000                     34,690


SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT  -  6.25%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) (1)                                217,836,992                    397,271
Micron Technology, Inc. (USA) (1)                                                        16,990,000                    283,903
Applied Materials, Inc. (USA) (1)                                                        11,620,000                    248,436
ASML Holding NV (Netherlands) (1)                                                         6,770,000                    124,127
ASML Holding NV (New York registered) (1)                                                 3,125,000                     57,281
Samsung Electronics Co., Ltd. (South Korea)                                                 357,340                    178,327
Rohm Co., Ltd. (Japan)                                                                    1,320,000                    170,588
Texas Instruments Inc. (USA)                                                              5,450,000                    159,249
Tokyo Electron Ltd. (Japan)                                                               2,254,100                    150,302
Agere Systems Inc., Class B (USA) (1)                                                    25,500,000                     79,560
Agere Systems Inc., Class A (1)                                                          16,875,000                     54,169
Advanced Micro Devices, Inc. (USA) (1)                                                    4,900,000                     79,527
KLA-Tencor Corp. (USA) (1)                                                                1,550,000                     78,043
Altera Corp. (USA) (1)                                                                    3,000,000                     61,350
Xilinx, Inc. (USA) (1)                                                                    1,500,000                     57,000


COMMERCIAL BANKS  -  6.23%
Erste Bank der oesterreichischen Sparkassen AG (Austria)                                  2,469,023                    369,804
Societe Generale (France)                                                                 4,190,000                    358,095
Bank of Nova Scotia (Canada)                                                              5,099,000                    275,034
HSBC Holdings PLC (United Kingdom)                                                       16,201,969                    241,215
DEPFA BANK PLC (Ireland)                                                                  1,510,107                    237,693
SMFG Finance (Cayman) Ltd. 2.25% mandatorily exchangeable preferred 2005,
   units (Japan)                                                                      7,260,000,000                    170,652
Royal Bank of Scotland Group PLC (United Kingdom)                                         4,660,000                    142,187
Royal Bank of Canada (Canada)                                                             2,700,000                    128,665
Bank of America Corp. (USA)                                                               1,200,000                     97,176
Westpac Banking Corp. (Australia)                                                         7,087,539                     94,919
Toronto-Dominion Bank (Canada)                                                            1,223,700                     43,024
BNP Paribas (France)                                                                        200,000                     12,231


MEDIA  -  5.73%
Time Warner Inc. (fomerly AOL Time Warner Inc.) (USA) (1)                                57,190,000                    964,223
News Corp. Ltd., preferred (Australia)                                                   30,776,950                    244,018
News Corp. Ltd., preferred (ADR)                                                          4,434,600                    140,621
News Corp. Ltd. (ADR)                                                                     2,927,600                    105,335
Viacom Inc., Class B, nonvoting (USA)                                                     3,240,000                    127,040
Grupo Televisa, SA, ordinary participation certificates (ADR) (Mexico)                    2,516,400                    119,126
Pearson PLC (United Kingdom)                                                              6,326,000                     72,004
Interpublic Group of Companies, Inc. (USA) (1)                                            3,460,000                     53,215
Dow Jones & Co., Inc. (USA)                                                               1,000,000                     47,910
Vivendi Universal (France) (1)                                                            1,753,900                     46,522
Lagardere Groupe SCA (France)                                                               700,000                     39,880
Clear Channel Communications, Inc. (USA)                                                    700,000                     29,645
Liberty Media Corp., Class A (USA) (1)                                                      400,000                      4,380
Antena 3 Television, SA (Spain) (1)                                                          42,346                      1,953
NTL Inc., Series A, warrants, expire 2011 (USA) (1)                                          39,037                        322


OIL & GAS  -  4.62%
ENI SpA (Italy)                                                                          16,650,000                    335,024
Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR) (Brazil)                    5,131,900                    171,919
Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                            4,727,000                    139,636
Norsk Hydro AS (Norway)                                                                   4,464,000                    281,033
Royal Dutch Petroleum Co. (New York registered) (Netherlands)                             1,855,000                     88,261
"Shell" Transport and Trading Company, PLC (United Kingdom)                               9,000,000                     58,880
ChevronTexaco Corp. (USA)                                                                 1,500,000                    131,670
Apache Corp. (USA)                                                                        2,825,200                    121,964
Canadian Natural Resources, Ltd. (Canada)                                                 1,450,000                     80,310
LUKoil Holding (ADR) (Russia)                                                               500,000                     62,375
Unocal Corp. (USA)                                                                        1,500,000                     55,920
Imperial Oil Ltd. (Canada)                                                                1,100,000                     49,324
ConocoPhillips (USA)                                                                        500,000                     34,905


DIVERSIFIED TELECOMMUNICATION SERVICES  -  4.55%
Telefonica, SA (Spain)                                                                   27,455,565                    415,612
Royal KPN NV (Netherlands) (1)                                                           45,745,300                    357,207
Deutsche Telekom AG (Germany) (1)                                                        18,552,900                    333,548
Portugal Telecom, SGPS, SA (Portugal)                                                    17,812,700                    199,329
Swisscom AG (Switzerland)                                                                   370,000                    121,455
SBC Communications Inc. (USA)                                                             3,750,000                     92,025
Telecom Italia SpA, nonvoting (formerly Olivetti SpA) (Italy) (1)                        11,526,971                     26,223
Singapore Telecommunications Ltd. (Singapore)                                            18,518,000                     25,778
AT&T Corp. (USA)                                                                            700,000                     13,699


FOOD PRODUCTS  -  3.68%
Nestle SA (Switzerland)                                                                   1,851,900                    471,999
Unilever NV (Netherlands)                                                                 3,799,000                    262,312
Unilever NV (New York registered)                                                           680,000                     47,219
Unilever PLC (United Kingdom)                                                            21,103,779                    209,139
Groupe Danone (France)                                                                    1,070,000                    175,525
Kraft Foods Inc., Class A (USA)                                                           2,215,000                     70,902
Sara Lee Corp. (USA)                                                                      2,065,300                     45,147


COMMUNICATIONS EQUIPMENT  -  3.34%
Motorola, Inc. (USA)                                                                     25,000,000                    440,000
QUALCOMM Inc. (USA)                                                                       6,100,000                    405,162
Cisco Systems, Inc. (USA) (1)                                                            12,385,800                    291,314
Alcatel (ADR) (France) (1)                                                                1,700,000                     26,945


INDUSTRIAL CONGLOMERATES  -  2.84%
Tyco International Ltd. (USA)                                                            24,101,500                    690,508
General Electric Co. (USA)                                                                8,602,000                    262,533
Siemens AG (Germany)                                                                        497,000                     36,712


AUTOMOBILES  -  2.70%
Honda Motor Co., Ltd. (Japan)                                                             6,665,000                    306,937
Toyota Motor Corp. (Japan)                                                                5,250,000                    195,433
Renault SA (France)                                                                       2,500,000                    173,234
Suzuki Motor Corp. (Japan)                                                                7,780,000                    120,846
Bayerische Motoren Werke AG (Germany)                                                     1,729,200                     70,362
General Motors Corp. (USA)                                                                  900,000                     42,390
DaimlerChrysler AG (Germany)                                                                625,000                     26,116
Hyundai Motor Co. (South Korea)                                                             126,830                      5,798


ELECTRONIC EQUIPMENT & INSTRUMENTS  -  2.70%
Murata Manufacturing Co., Ltd. (Japan)                                                    3,758,500                    238,354
Hon Hai Precision Industry Co., Ltd. (Taiwan)                                            39,943,328                    173,007
Flextronics International Ltd. (USA) (1)                                                  9,850,000                    169,617
Agilent Technologies, Inc. (USA) (1)                                                      4,236,800                    134,010
Hoya Corp. (Japan)                                                                          887,900                     86,464
Hitachi, Ltd. (Japan)                                                                     7,500,000                     58,069
TDK Corp. (Japan)                                                                           600,000                     45,764
Samsung Electro-Mechanics Co., Ltd. (South Korea) (1)                                       845,000                     34,281


BEVERAGES  -  2.48%
Coca-Cola Co. (USA)                                                                       5,250,000                    264,075
PepsiCo, Inc. (USA)                                                                       2,650,000                    142,703
Heineken NV (Netherlands)                                                                 3,440,000                    137,903
Orkla AS (Norway)                                                                         4,350,000                    124,883
Cia. de Bebidas das Americas - AmBev, preferred nominative (ADR) (Brazil)                 5,250,000                    105,000
Anheuser-Busch Companies, Inc. (USA)                                                      1,765,000                     90,015


TOBACCO  -  2.42%
Altria Group, Inc. (USA)                                                                 14,874,000                    809,889
Gallaher Group PLC (United Kingdom)                                                       2,905,100                     34,777


WIRELESS TELECOMMUNICATION SERVICES  -  2.42%
Vodafone Group PLC (United Kingdom)                                                     261,221,227                    618,934
KDDI Corp. (Japan)                                                                           29,896                    168,368
America Movil SA de CV, Series L (ADR) (Mexico)                                           1,349,300                     52,150


COMPUTERS & PERIPHERALS  -  2.39%
NEC Corp. (Japan)                                                                        42,536,000                    349,331
Sun Microsystems, Inc. (USA) (1)                                                         62,426,300                    259,693
International Business Machines Corp. (USA)                                               1,720,000                    157,965
Hewlett-Packard Co. (USA)                                                                 2,910,000                     66,464


CHEMICALS  -  1.90%
Nitto Denko Corp. (Japan)                                                                 4,190,000                    229,941
Dow Chemical Co. (USA)                                                                    5,220,400                    210,278
L'Air Liquide (France)                                                                      470,000                     80,047
Rohm and Haas Co. (USA)                                                                   1,500,000                     59,760
Valspar Corp. (USA)                                                                       1,070,200                     52,686
BASF AG (Germany)                                                                           570,000                     28,969


SOFTWARE  -  1.68%
Microsoft Corp. (USA)                                                                    10,550,000                    263,434
Cadence Design Systems, Inc. (USA) (1)                                                    9,773,600                    144,063
PeopleSoft, Inc. (USA) (1)                                                                5,826,800                    107,738
SAP AG (Germany)                                                                            454,500                     71,902


OFFICE ELECTRONICS  -  1.66%
Xerox Corp. (USA) (1)                                                                    20,000,000                    291,400
Canon, Inc. (Japan)                                                                       2,930,000                    151,518
Ricoh Co., Ltd. (Japan)                                                                   6,680,000                    137,151


INSURANCE  -  1.64%
American International Group, Inc. (USA)                                                  4,897,569                    349,442
Berkshire Hathaway Inc., Class A (USA) (1)                                                      860                     80,238
QBE Insurance Group Ltd. (Australia)                                                      8,823,115                     75,274
Sompo Japan Insurance Inc. (Japan)                                                        4,297,000                     46,008
Manulife Financial Corp. (Canada)                                                           600,000                     22,197


HOTELS, RESTAURANTS & LEISURE  -  1.61%
Starbucks Corp. (USA) (1)                                                                 5,400,000                    203,850
Carnival Corp., units (USA)                                                               4,348,900                    195,309
MGM Mirage, Inc.  (USA) (1)                                                               2,000,000                     90,680
McDonald's Corp. (USA)                                                                    2,500,000                     71,425


PAPER & FOREST PRODUCTS  -  1.45%
International Paper Co. (USA)                                                             4,900,000                    207,074
Georgia-Pacific Corp., Georgia-Pacific Group (USA)                                        6,100,000                    205,509
Weyerhaeuser Co. (USA)                                                                    1,300,000                     85,150
Abitibi-Consolidated Inc. (Canada)                                                        1,272,755                      9,047


ELECTRIC UTILITIES  -  1.17%
E.ON AG (Germany)                                                                         3,300,000                    217,509
Scottish Power PLC (United Kingdom)                                                      27,333,902                    191,527


DIVERSIFIED FINANCIAL SERVICES  -  1.15%
ING Groep NV (Netherlands)                                                               15,680,975                    344,778
ING Groep NV, warrants, expire 2008 (1)                                                   1,265,000                      5,289
Citigroup Inc. (USA)                                                                      1,006,667                     52,045


CAPITAL MARKETS  -  0.94%
J.P. Morgan Chase & Co. (USA)                                                             4,400,000                    184,580
Deutsche Bank AG (Germany)                                                                1,741,066                    144,838


INTERNET & CATALOG RETAIL  -  0.94%
InterActiveCorp (USA) (1)                                                                 6,809,000                    215,096
eBay Inc. (USA) (1)                                                                       1,600,000                    110,928


AIR FREIGHT & LOGISTICS  -  0.88%
FedEx Corp. (USA)                                                                         2,050,000                    154,078
United Parcel Service, Inc., Class B (USA)                                                1,694,700                    118,358
TPG NV (Netherlands)                                                                      1,656,800                     34,880


FOOD & STAPLES RETAILING  -  0.81%
Koninklijke Ahold NV (Netherlands) (1)                                                   29,046,153                    237,882
Wal-Mart de Mexico, SA de CV, Series V (Mexico)                                          14,814,329                     45,256


MACHINERY  -  0.66%
Parker Hannifin Corp. (USA)                                                               1,200,000                     67,800
Fanuc Ltd (Japan)                                                                         1,000,000                     62,650
Caterpillar Inc. (USA)                                                                      720,000                     56,930
Deere & Co. (USA)                                                                           600,000                     41,586


COMMERCIAL SERVICES & SUPPLIES  -  0.64%
Cendant Corp. (USA)                                                                       5,200,000                    126,828
Adecco SA (Switzerland)                                                                     960,000                     53,026
Monster Worldwide Inc. (USA) (1)                                                          1,370,000                     35,894
Securitas AB, Class B (Sweden)                                                              603,200                      8,711


ENERGY EQUIPMENT & SERVICES  -  0.58%
Schlumberger Ltd. (USA)                                                                   1,760,000                    112,376
Baker Hughes Inc. (USA)                                                                   2,500,000                     91,200


SPECIALTY RETAIL  -  0.53%
Kingfisher PLC (United Kingdom)                                                          34,505,942                    183,201


HOUSEHOLD PRODUCTS  -  0.48%
Procter & Gamble Co. (USA)                                                                1,600,000                    167,808


PERSONAL PRODUCTS  -  0.46%
Avon Products, Inc. (USA)                                                                 1,383,200                    104,943
Shiseido Co., Ltd. (Japan)                                                                4,390,600                     57,120


OTHER  -  3.50%
National Grid Transco PLC (United Kingdom)                                               17,535,100                    138,760
Asahi Glass Co., Ltd. (Japan)                                                            12,692,000                    136,869
Smurfit-Stone Container Corp. (USA) (1)                                                   6,700,000                    117,853
Smith & Nephew PLC (United Kingdom)                                                       9,400,000                     92,635
Boeing Co. (USA)                                                                          2,050,000                     84,194
Cie. Financiere Richemont AG, units, Class A (Switzerland)                                2,900,000                     77,918
Koninklijke Philips Electronics NV (Netherlands)                                          2,500,000                     72,337
Sharp Corp. (Japan)                                                                       3,500,000                     62,424
Medtronic, Inc. (USA)                                                                     1,260,000                     60,165
Amgen Inc. (USA) (1)                                                                        980,000                     57,007
Yahoo! Inc. (USA) (1)                                                                     1,000,000                     48,590
Holcim Ltd. (Switzerland)                                                                   900,000                     48,114
Bouygues SA (France)                                                                      1,350,000                     46,483
Delta Air Lines, Inc. (USA)                                                               5,800,000                     45,936
Rayonier Inc. (USA)                                                                         938,238                     41,010
Raytheon Co. (USA)                                                                        1,300,000                     40,742
Electronic Data Systems Corp. (USA)                                                       1,506,000                     29,141
Sony Corp. (Japan)                                                                          516,800                     21,618
TI Automotive Ltd., Class A (United Kingdom) (1) (2)                                      4,578,091                          0


MISCELLANEOUS  -  1.49%
OTHER EQUITY SECURITIES IN INITIAL PERIOD OF ACQUISITION                                                               519,354


TOTAL EQUITY SECURITIES (cost: $23,018,722,000)                                                                     31,806,495



                                                                                          Principal                     Market
                                                                                             amount                      value
FIXED-INCOME SECURITIES - 0.00%                                                                (000)                     (000)

METALS & MINING  -  0.00%
Cia. Vale do Rio Doce 0% (undated) (2)                                              Real$       38             $             -



TOTAL FIXED-INCOME SECURITIES (cost: $0)                                                                                     -



                                                                                          Principal                      Market
                                                                                             amount                       value
SHORT-TERM SECURITIES - 9.32%                                                                  (000)                      (000)

Corporate short-term notes  -  7.89%
Amsterdam Funding Corp. 1.02% due 4/20-4/27/2004 (3)                                        100,000          $          99,932
ABN AMRO North America Finance Inc. 1.03% due 4/28/2004                                      50,000                     49,959
Shell Finance (U.K.) PLC 1.00%-1.07% due 4/5-5/26/2004                                       84,000                     83,943
Shell Finance (U.K.) PLC 1.00% due 4/6-5/26/2004 (3)                                         54,000                     53,957
Barton Capital Corp. 1.01%-1.03% due 4/20-5/18/2004 (3)                                      70,000                     69,943
Societe Generale North America Inc. 1.04%-1.07% due 5/4/2004                                 60,500                     60,442
Dexia Delaware LLC 1.025%-1.04% due 4/26-6/2/2004                                           117,100                    116,990
KfW International Finance Inc. 1.00%-1.02% due 4/7-6/1/2004 (3)                             115,000                    114,893
Bank of Ireland 1.02%-1.035% due 4/20-5/10/2004 (3)                                         110,000                    109,922
HBOS Treasury Services PLC 1.04%-1.08% due 4/1-6/2/2004                                     100,000                     99,889
BNP Paribas Finance Inc. 1.01% due 4/7-4/16/2004                                             96,600                     96,569
ING (U.S.) Funding LLC 1.02%-1.04% due 4/8-6/22/2004                                         93,100                     92,980
BMW U.S. Capital Corp. 1.00%-1.01% due 4/8-4/15/2004                                         85,000                     84,969
American Honda Finance Corp. 1.01%-1.02% due 4/12-5/24/2004                                  81,000                     80,917
Old Line Funding LLC 1.025%-1.03% due 4/15-5/7/2004 (3)                                      80,000                     79,945
Abbey National North America LLC 1.00%-1.035% due 4/21-5/19/2004                             78,500                     78,432
Stadshypotek Delaware Inc. 1.03%-1.10% due 4/5-4/19/2004 (3)                                 75,000                     74,970
Total Capital SA 0.99% due 4/13-4/22/2004 (3)                                                75,000                     74,961
GlaxoSmithKline Finance PLC 1.00%-1.01% due 4/14-5/17/2004                                   75,000                     74,953
Nestle Capital Corp. 1.00% due 5/3-6/8/2004 (3)                                              75,000                     74,907
NBNZ International Ltd. 1.03% due 5/25/2004 (3)                                              40,000                     39,939
ANZ (Delaware) Inc. 1.02%-1.05% due 4/6-6/2/2004                                             32,500                     32,486
Spintab AB (Swedmortgage) 1.03%-1.11% due 4/8-5/13/2004                                      68,200                     68,135
CBA (Delaware) Finance Inc. 1.02%-1.03% due 4/5-4/13/2004                                    55,000                     54,987
British Columbia (Province of) 0.99%-1.02% due 5/10-7/6/2004                                 54,100                     53,996
Rabobank USA Financial Corp. 1.025% due 4/15/2004                                            50,000                     49,979
Danske Corp. 1.015% due 4/21/2004                                                            50,000                     49,971
CDC Commercial Paper Corp. 1.01%-1.02% due 4/22-5/25/2004 (3)                                50,000                     49,947
Barclays U.S. Funding Corp. 1.01% due 5/10-5/11/2004                                         50,000                     49,944
Procter & Gamble Co. 1.00% due 6/7/2004 (3)                                                  50,000                     49,905
National Australia Funding (Delaware) Inc. 1.02% due 4/2/2004                                49,500                     49,497
Receivables Capital Co., LLC 1.02%-1.03% due 4/13-4/19/2004 (3)                              44,400                     44,381
New Center Asset Trust 1.06% due 4/1/2004                                                    43,800                     43,799
UBS Finance (Delaware) LLC 1.01% due 5/12/2004                                               41,000                     40,952
Toronto-Dominion Holdings USA Inc. 1.035% due 4/28/2004                                      40,000                     39,967
Bank of Nova Scotia 1.01% due 5/7/2004                                                       39,000                     38,960
Royal Bank of Scotland PLC 1.02%-1.03% due 4/12-5/3/2004                                     38,700                     38,672
Asset Securitization Cooperative Corp. 1.03%-1.04% due 4/12-4/14/2004 (3)                    38,500                     38,485
Aventis SA 1.01%-1.02% due 4/16-5/21/2004 (3)                                                37,150                     37,110
Canada Government 0.97% due 4/12/2004                                                        36,500                     36,488
Credit Lyonnais N.A. Inc. 1.03%-1.05% due 4/13/2004                                          36,200                     36,187
Private Export Funding Corp. 1.00% due 4/6/2004 (3)                                          32,000                     31,995
Bank of Montreal 1.00% due 5/20/2004                                                         30,000                     29,959
Toyota Motor Credit Corp. 1.03% due 4/5/2004                                                 25,000                     24,996
Electricite de France 1.02% due 4/15/2004                                                    25,000                     24,989
Novartis Finance Corp. 0.98% due 5/18/2004 (3)                                               25,000                     24,967


FEDERAL AGENCY DISCOUNT NOTES  -  0.64%
Federal Farm Credit Banks 0.96%-1.03% due 6/8-8/16/2004                                     111,800                    111,494
Fannie Mae 0.99%-1.015% due 5/5-5/20/2004                                                    49,500                     49,443
International Bank for Reconstruction and Development 0.96% due 5/13/2004                    40,000                     39,956
Federal Home Loan Bank 0.99% due 4/14/2004                                                   20,700                     20,692


U.S. TREASURIES  -  0.57%
U.S. Treasury Bills 0.908%-0.987% due 4/15-8/26/2004                                        199,700                    199,218

CERTIFICATES OF DEPOSIT  -  0.22%
Canadian Imperial Bank 1.04% due 5/14/2004                                                   75,000                     75,002



TOTAL SHORT-TERM SECURITIES (cost: $3,249,923,000)                                                                   3,249,971


TOTAL INVESTMENT SECURITIES (cost: $26,268,645,000)                                                                 35,056,466

NEW TAIWANESE DOLLAR (cost: $8,975,000)                                                  NT$288,314                      8,763

Other assets less liabilities                                                                                         (200,288)

NET ASSETS                                                                                                         $34,864,941

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the Board of Directors.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.

ADR = American Depositary Receipts

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                  unaudited
at March 31, 2004                            (dollars and shares in thousands,
                                                     except per-share amounts)

ASSETS:
 Investment securities at market
  (cost: $26,268,645)                                                                                              $35,056,466
 Cash denominated in non-U.S. currencies
  (cost: $8,975)                                                                                                         8,763
 Cash                                                                                                                    1,538
 Receivables for:
  Sales of fund's shares                                                                       $55,965
  Dividends and interest                                                                        78,308                 134,273
                                                                                                                    35,201,040
LIABILITIES:
 Payables for:
  Purchases of investments                                                                     281,920
  Repurchases of fund's shares                                                                  27,831
  Investment advisory services                                                                  11,453
  Services provided by affiliates                                                               11,564
  Deferred Directors' and Advisory Board compensation                                            2,095
  Other fees and expenses                                                                        1,236                 336,099
NET ASSETS AT MARCH 31, 2004                                                                                       $34,864,941

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                        $26,667,557
 Undistributed net investment income                                                                                    38,191
 Accumulated net realized loss                                                                                        (628,564)
 Net unrealized appreciation                                                                                         8,787,757
NET ASSETS AT MARCH 31, 2004                                                                                       $34,864,941

TOTAL AUTHORIZED CAPITAL STOCK - 2,000,000 SHARES, $0.001 PAR VALUE

                                                                                                                      Net asset
                                                                   Net assets          Shares outstanding       value per share

Class A                                                             $30,393,641            1,202,293                     $25.28
Class B                                                               1,161,854               46,548                      24.96
Class C                                                                 787,673               31,664                      24.88
Class F                                                                 579,864               22,992                      25.22
Class 529-A                                                             227,527                9,026                      25.21
Class 529-B                                                              49,325                1,974                      24.99
Class 529-C                                                              63,841                2,554                      25.00
Class 529-E                                                              13,223                  527                      25.11
Class 529-F                                                               2,363                   94                      25.19
Class R-1                                                                 6,677                  267                      24.96
Class R-2                                                               152,478                6,104                      24.98
Class R-3                                                               284,718               11,349                      25.09
Class R-4                                                               126,939                5,042                      25.18
Class R-5                                                             1,014,818               40,132                      25.29
(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and
    529-A, for which the maximum offering prices per share were $26.82 and
    $26.75, respectively.

See Notes to Financial Statements

STATEMENT OF OPERATIONS                                              unaudited
for the six months ended March 31, 2004                 (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding
            tax of $13,549)                                                           $195,281
  Interest (net of non-U.S. withholding
            tax of $1)                                                                  16,912                $212,193

 Fees and expenses:
  Investment advisory services                                                          63,656
  Distribution services                                                                 46,434
  Transfer agent services                                                               15,957
  Administrative services                                                                2,608
  Reports to shareholders                                                                  804
  Registration statement and prospectus                                                    549
  Postage, stationery and supplies                                                       1,881
  Directors' and Advisory Board compensation                                               461
  Auditing and legal                                                                       140
  Custodian                                                                              3,349
  State and local taxes                                                                    362
  Other                                                                                     76
  Total expenses before reimbursement                                                  136,277
   Reimbursement of expenses                                                               169                 136,108
 Net investment income                                                                                          76,085

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 AND NON-U.S. CURRENCY:
 Net realized gain on:
  Investments                                                                          448,032
  Non-U.S. currency transactions                                                           249                 448,281
 Net unrealized appreciation (depreciation) on:
  Investments                                                                        4,926,632
  Non-U.S. currency translations                                                          (406)              4,926,226
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                                     5,374,507
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                            $5,450,592

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                    Six months              Year ended
                                                                               ended March 31,           September 30,
                                                                                         2004*                    2003
OPERATIONS:
 Net investment income                                                                 $76,085                $218,214
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                       448,281                (533,983)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                  4,926,226               6,741,230
  Net increase in net assets
   resulting from operations                                                         5,450,592               6,425,461

DIVIDENDS PAID TO SHAREHOLDERS FROM
 NET INVESTMENT INCOME AND CURRENCY GAINS                                             (228,291)               (211,436)

CAPITAL SHARE TRANSACTIONS                                                           1,985,151                (252,260)

TOTAL INCREASE IN NET ASSETS                                                         7,207,452               5,961,765

NET ASSETS:
 Beginning of period                                                                27,657,489              21,695,724
 End of period (including
  undistributed net investment income:
  $38,191 and $190,397,
  respectively)                                                                    $34,864,941             $27,657,489

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited



1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
      Share class       Initial sales charge Contingent deferred sales         Conversion feature
                                               charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes A and 529-A       Up to 5.75%         None (except 1% for                   None
                                                certain redemptions
                                                 within one year of
                                                purchase without an
                                               initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes B and 529-B           None          Declines from 5% to zero   Classes B and 529-B convert to
                                               for redemptions within         classes A and 529-A,
                                               six years of purchase    respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                 None         1% for redemptions within    Class C converts to Class F
                                                one year of purchase             after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-C               None         1% for redemptions within                None
                                                one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
      Class 529-E               None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
  Classes F and 529-F           None                    None                          None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,          None                    None                          None
      R-4 and R-5
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of securities within 30 days of purchase; deferred expenses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of March 31, 2004, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax purposes was $26,277,409,000.

As of March 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                                               (dollars in thousands)
Undistributed net investment income and currency gains                                                        $40,509
Accumulated short-term capital losses                                                                       (637,492)
Undistributed long-term capital gains                                                                           9,400
Gross unrealized appreciation on investment securities                                                      9,474,185
Gross unrealized depreciation on investment securities                                                      (686,365)

Accumulated short-term capital losses above include capital loss carryforwards of $276,746,000 and $411,405,000 expiring in 2010 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included in accumulated short-term losses and long-term capital gains above are capital losses of $387,994,000, that were realized during the period November 1, 2002 through September 30, 2003.

Tax basis distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

Share class                                 Six months ended March 31, 2004               Year ended September 30, 2003
Class A                                                           $ 208,248                                   $ 204,015
Class B                                                               1,875                                       1,631
Class C                                                               1,601                                       1,281
Class F                                                               3,667                                       2,233
Class 529-A                                                           1,422                                         762
Class 529-B                                                              70                                         100
Class 529-C                                                             100                                         123
Class 529-E                                                              58                                          34
Class 529-F                                                              13                                           2
Class R-1                                                                21                                           8
Class R-2                                                               463                                         123
Class R-3                                                             1,256                                         336
Class R-4                                                               710                                          46
Class R-5                                                             8,787                                         742
Total                                                             $ 228,291                                   $ 211,436

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.365% on such assets in excess of $44 billion. For the six months ended March 31, 2004, the investment advisory services fee was $63,656,000, which was equivalent to an annualized rate of 0.395% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A or 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                     0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the start-up period for classes R-1, R-2, R-3 and R-4, CRMC has voluntarily agreed to pay a portion of these fees. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party. Administrative services fees are presented gross of any payments made by CRMC.

          Expenses under the agreements described above for the six months ended March 31, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $35,625          $15,372        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          5,212             585          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          3,271          Included             $491               $100            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           604           Included             362                 52             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         161           Included             139                 17                  $93
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         206           Included              31                 12                   21
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         260           Included              39                 13                   26
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         27            Included              8                   1                   5
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          2            Included              1                  -*                   1
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          25            Included              4                   3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          415           Included              83                 315            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          513           Included             154                 128            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          113           Included              68                  3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5     Not applicable     Included             433                  5             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $46,434          $15,957            $1,813              $649                 $146
         --------------------------------------------------------------------------------------------------------------
         *Amount less than one thousand.

DEFERRED DIRECTORS' AND ADVISORY BOARD COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors and Advisory Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' and Advisory Board compensation in the accompanying financial statements includes $94,000 in current fees (either paid in cash or deferred) and a net increase of $367,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):


Share class                                                                   Sales(1)                 Reinvestments of dividends
                                                                        Amount         Shares             Amount           Shares
SIX MONTHS ENDED MARCH 31, 2004
Class A                                                            $ 2,358,349         97,688          $ 197,437            8,278
Class B                                                                169,888          7,133              1,821               77
Class C                                                                240,857         10,154              1,538               65
Class F                                                                196,057          8,157              3,160              133
Class 529-A                                                             63,670          2,636              1,422               60
Class 529-B                                                             11,902            498                 70                3
Class 529-C                                                             18,410            768                100                4
Class 529-E                                                              3,424            142                 58                2
Class 529-F                                                                971             40                 13                1
Class R-1                                                                3,492            146                 21                1
Class R-2                                                               83,661          3,475                463               20
Class R-3                                                              154,786          6,453              1,256               53
Class R-4                                                               65,923          2,701                710               30
Class R-5                                                              825,707         36,773              8,613              361
Total net increase
   (decrease)                                                      $ 4,197,097        176,764          $ 216,682            9,088

YEAR ENDED SEPTEMBER 30, 2003
Class A                                                            $ 3,722,595        201,094          $ 192,901           10,741
Class B                                                                192,097         10,379              1,579               89
Class C                                                                234,541         12,669              1,227               69
Class F                                                                277,351         14,926              1,970              110
Class 529-A                                                             61,585          3,293                762               42
Class 529-B                                                             14,813            799                100                6
Class 529-C                                                             18,312            986                123                7
Class 529-E                                                              4,691            252                 34                2
Class 529-F                                                              1,063             55                  2               -*
Class R-1                                                                3,009            160                  8               -*
Class R-2                                                               73,410          3,925                123                7
Class R-3                                                              130,711          7,063                336               19
Class R-4                                                               63,140          3,119                 46                2
Class R-5                                                               17,896            952                576               32
Total net increase
   (decrease)                                                      $ 4,815,214        259,672          $ 199,787           11,126



Share class                                                                Repurchases(1)                Net increase (decrease)
                                                                       Amount          Shares             Amount          Shares
SIX MONTHS ENDED MARCH 31, 2004
Class A                                                          $ (2,207,969)        (94,108)         $ 347,817          11,858
Class B                                                               (41,362)         (1,730)           130,347           5,480
Class C                                                               (40,366)         (1,702)           202,029           8,517
Class F                                                               (45,674)         (1,879)           153,543           6,411
Class 529-A                                                            (3,098)           (128)            61,994           2,568
Class 529-B                                                              (502)            (21)            11,470             480
Class 529-C                                                            (1,310)            (54)            17,200             718
Class 529-E                                                              (158)             (5)             3,324             139
Class 529-F                                                               (15)             (1)               969              40
Class R-1                                                                (504)            (21)             3,009             126
Class R-2                                                             (19,282)           (796)            64,842           2,699
Class R-3                                                             (24,493)         (1,029)           131,549           5,477
Class R-4                                                             (13,206)           (545)            53,427           2,186
Class R-5                                                             (30,689)         (1,257)           803,631          35,877
Total net increase
   (decrease)                                                    $ (2,428,628)       (103,276)       $ 1,985,151          82,576

YEAR ENDED SEPTEMBER 30, 2003
Class A                                                          $ (4,815,943)       (263,541)        $ (900,447)        (51,706
Class B                                                               (89,581)         (4,944)           104,095           5,524
Class C                                                              (120,572)         (6,628)           115,196           6,110
Class F                                                              (180,744)         (9,945)            98,577           5,091
Class 529-A                                                            (3,553)           (190)            58,794           3,145
Class 529-B                                                              (604)            (32)            14,309             773
Class 529-C                                                            (1,067)            (56)            17,368             937
Class 529-E                                                               (78)             (4)             4,647             250
Class 529-F                                                               (30)             (1)             1,035              54
Class R-1                                                                (645)            (33)             2,372             127
Class R-2                                                             (13,973)           (743)            59,560           3,189
Class R-3                                                             (28,470)         (1,545)           102,577           5,537
Class R-4                                                              (5,717)           (311)            57,469           2,810
Class R-5                                                              (6,284)           (337)            12,188             647
Total net increase
   (decrease)                                                    $ (5,267,261)       (288,310)        $ (252,260)        (17,512)

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.


6. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of March 31, 2004, the total value of restricted securities was $1,070,159,000, which represented 3.07% of the net assets of the fund.

7. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,547,153,000 and $2,526,081,000, respectively, during the six months ended March 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended March 31, 2004, the custodian fee of $3,349,000 included $2,000 that was offset by this reduction, rather than paid in cash.



Financial highlights (1)

                                                                      Income (loss) from investment operations (2)
                                                                                               Net
                                                  Net asset                          gains (losses)
                                                     value,                  Net     on securities       Total from
                                                  beginning           investment    (both realized       investment
                                                  of period         income (loss)   and unrealized)      operations
Class A:
 Six months ended 3/31/2004 (5)                      $21.33                 $.06             $4.07            $4.13
 Year ended 9/30/2003                                 16.50                  .18              4.82             5.00
 Year ended 9/30/2002                                 19.74                  .17             (3.14)           (2.97)
 Year ended 9/30/2001                                 28.66                  .34             (5.86)           (5.52)
 Year ended 9/30/2000                                 26.25                  .30              4.56             4.86
 Year ended 9/30/1999                                 20.50                  .26              7.26             7.52
Class B:
 Six months ended 3/31/2004 (5)                       21.02                 (.03)             4.01             3.98
 Year ended 9/30/2003                                 16.28                  .03              4.75             4.78
 Year ended 9/30/2002                                 19.53                  .02             (3.11)           (3.09)
 Year ended 9/30/2001                                 28.54                  .14             (5.80)           (5.66)
 Period from 3/15/2000 to 9/30/2000                   30.11                  .08             (1.65)           (1.57)
Class C:
 Six months ended 3/31/2004 (5)                       20.97                 (.04)             4.01             3.97
 Year ended 9/30/2003                                 16.27                  .02              4.75             4.77
 Year ended 9/30/2002                                 19.50                  .03             (3.14)           (3.11)
 Period from 3/15/2001 to 9/30/2001                   22.42                 (.01)            (2.83)           (2.84)
Class F:
 Six months ended 3/31/2004 (5)                       21.29                  .06              4.06             4.12
 Year ended 9/30/2003                                 16.49                  .17              4.81             4.98
 Year ended 9/30/2002                                 19.72                  .18             (3.16)           (2.98)
 Period from 3/15/2001 to 9/30/2001                   22.59                  .10             (2.87)           (2.77)
Class 529-A:
 Six months ended 3/31/2004 (5)                       21.29                  .05              4.06             4.11
 Year ended 9/30/2003                                 16.49                  .19              4.80             4.99
 Period from 2/15/2002 to 9/30/2002                   21.05                  .11             (4.67)           (4.56)
Class 529-B:
 Six months ended 3/31/2004 (5)                       21.07                 (.05)             4.01             3.96
 Year ended 9/30/2003                                 16.41                  .01              4.76             4.77
 Period from 2/15/2002 to 9/30/2002                   21.05                  .02             (4.66)           (4.64)
Class 529-C:
 Six months ended 3/31/2004 (5)                       21.07                 (.05)             4.03             3.98
 Year ended 9/30/2003                                 16.41                  .01              4.76             4.77
 Period from 2/15/2002 to 9/30/2002                   21.05                  .02             (4.66)           (4.64)
Class 529-E:
 Six months ended 3/31/2004 (5)                       21.19                  .02              4.04             4.06
 Year ended 9/30/2003                                 16.47                  .11              4.79             4.90
 Period from 3/1/2002 to 9/30/2002                    21.49                  .08             (5.10)           (5.02)
Class 529-F:
 Six months ended 3/31/2004 (5)                       21.28                  .05              4.06             4.11
 Year ended 9/30/2003                                 16.50                  .17              4.79             4.96
 Period from 9/17/2002 to 9/30/2002                   17.65                    - (7)         (1.15)           (1.15)


                                                                       Income (loss) from investment operations (2)
                                                                                               Net
                                                  Net asset                          gains (losses)
                                                     value,                  Net     on securities       Total from
                                                  beginning           investment    (both realized       investment
                                                  of period                (loss) inandeunrealized)      operations
Class R-1:
 Six months ended 3/31/2004 (5)                      $21.08                $(.04)            $4.03            $3.99
 Year ended 9/30/2003                                 16.45                  .04              4.76             4.80
 Period from 6/17/2002 to 9/30/2002                   20.72                  .01             (4.28)           (4.27)
Class R-2:
 Six months ended 3/31/2004 (5)                       21.10                 (.03)             4.02             3.99
 Year ended 9/30/2003                                 16.45                  .05              4.77             4.82
 Period from 5/21/2002 to 9/30/2002                   21.95                  .02             (5.52)           (5.50)
Class R-3:
 Six months ended 3/31/2004 (5)                       21.19                  .02              4.04             4.06
 Year ended 9/30/2003                                 16.49                  .12              4.77             4.89
 Period from 6/4/2002 to 9/30/2002                    21.33                  .04             (4.88)           (4.84)
Class R-4:
 Six months ended 3/31/2004 (5)                       21.28                  .07              4.05             4.12
 Year ended 9/30/2003                                 16.50                  .18              4.80             4.98
 Period from 5/28/2002 to 9/30/2002                   21.86                  .07             (5.43)           (5.36)
Class R-5:
 Six months ended 3/31/2004 (5)                       21.37                  .10              4.07             4.17
 Year ended 9/30/2003                                 16.52                  .23              4.83             5.06
 Period from 5/15/2002 to 9/30/2002                   21.91                  .09             (5.48)           (5.39)




                                                            Dividends and distributions

                                                   Dividends
                                                   (from net        Distributions             Total       Net asset
                                                  investment        (from capital     dividends and      value, end
                                                     income)               gains)     distributions       of period
Class A:
 Six months ended 3/31/2004 (5)                       $(.18)                   $-            $(.18)          $25.28
 Year ended 9/30/2003                                  (.17)                    -             (.17)           21.33
 Year ended 9/30/2002                                  (.27)                    -             (.27)           16.50
 Year ended 9/30/2001                                  (.30)               (3.10)            (3.40)           19.74
 Year ended 9/30/2000                                  (.11)               (2.34)            (2.45)           28.66
 Year ended 9/30/1999                                  (.20)               (1.57)            (1.77)           26.25
Class B:
 Six months ended 3/31/2004 (5)                        (.04)                    -             (.04)           24.96
 Year ended 9/30/2003                                  (.04)                    -             (.04)           21.02
 Year ended 9/30/2002                                  (.16)                    -             (.16)           16.28
 Year ended 9/30/2001                                  (.25)               (3.10)            (3.35)           19.53
 Period from 3/15/2000 to 9/30/2000                       -                     -                -            28.54
Class C:
 Six months ended 3/31/2004 (5)                        (.06)                    -             (.06)           24.88
 Year ended 9/30/2003                                  (.07)                    -             (.07)           20.97
 Year ended 9/30/2002                                  (.12)                    -             (.12)           16.27
 Period from 3/15/2001 to 9/30/2001                    (.08)                    -             (.08)           19.50
Class F:
 Six months ended 3/31/2004 (5)                        (.19)                    -             (.19)           25.22
 Year ended 9/30/2003                                  (.18)                    -             (.18)           21.29
 Year ended 9/30/2002                                  (.25)                    -             (.25)           16.49
 Period from 3/15/2001 to 9/30/2001                    (.10)                    -             (.10)           19.72
Class 529-A:
 Six months ended 3/31/2004 (5)                        (.19)                    -             (.19)           25.21
 Year ended 9/30/2003                                  (.19)                    -             (.19)           21.29
 Period from 2/15/2002 to 9/30/2002                       -                     -                -            16.49
Class 529-B:
 Six months ended 3/31/2004 (5)                        (.04)                    -             (.04)           24.99
 Year ended 9/30/2003                                  (.11)                    -             (.11)           21.07
 Period from 2/15/2002 to 9/30/2002                       -                     -                -            16.41
Class 529-C:
 Six months ended 3/31/2004 (5)                        (.05)                    -             (.05)           25.00
 Year ended 9/30/2003                                  (.11)                    -             (.11)           21.07
 Period from 2/15/2002 to 9/30/2002                       -                     -                -            16.41
Class 529-E:
 Six months ended 3/31/2004 (5)                        (.14)                    -             (.14)           25.11
 Year ended 9/30/2003                                  (.18)                    -             (.18)           21.19
 Period from 3/1/2002 to 9/30/2002                        -                     -                -            16.47
Class 529-F:
 Six months ended 3/31/2004 (5)                        (.20)                    -             (.20)           25.19
 Year ended 9/30/2003                                  (.18)                    -             (.18)           21.28
 Period from 9/17/2002 to 9/30/2002                       -                     -                -            16.50


                                                            Dividends and distributions

                                                   Dividends
                                                   (from net        Distributions             Total       Net asset
                                                  investment        (from capital     dividends and      value, end
                                                     income)               gains)     distributions       of period
Class R-1:
 Six months ended 3/31/2004 (5)                       $(.11)                   $-            $(.11)          $24.96
 Year ended 9/30/2003                                  (.17)                    -             (.17)           21.08
 Period from 6/17/2002 to 9/30/2002                       -                     -                -            16.45
Class R-2:
 Six months ended 3/31/2004 (5)                        (.11)                    -             (.11)           24.98
 Year ended 9/30/2003                                  (.17)                    -             (.17)           21.10
 Period from 5/21/2002 to 9/30/2002                       -                     -                -            16.45
Class R-3:
 Six months ended 3/31/2004 (5)                        (.16)                    -             (.16)           25.09
 Year ended 9/30/2003                                  (.19)                    -             (.19)           21.19
 Period from 6/4/2002 to 9/30/2002                        -                     -                -            16.49
Class R-4:
 Six months ended 3/31/2004 (5)                        (.22)                    -             (.22)           25.18
 Year ended 9/30/2003                                  (.20)                    -             (.20)           21.28
 Period from 5/28/2002 to 9/30/2002                       -                     -                -            16.50
Class R-5:
 Six months ended 3/31/2004 (5)                        (.25)                    -             (.25)           25.29
 Year ended 9/30/2003                                  (.21)                    -             (.21)           21.37
 Period from 5/15/2002 to 9/30/2002                       -                     -                -            16.52





                                                                            Ratio of expenses   Ratio of expenses    Ratio of net
                                                               Net assets,     to average net      to average net   income (loss)
                                                     Total   end of period      assets before        assets after      to average
                                                  return(3)  (in millions)     reimbursements   reimbursements(4)      net assets
Class A:
 Six months ended 3/31/2004 (5)                     19.40%        $30,394              .80% (6)          .80% (6)         .51% (6)
 Year ended 9/30/2003                                30.48         25,388              .83               .83              .93
 Year ended 9/30/2002                               (15.36)        20,497              .82               .82              .84
 Year ended 9/30/2001                               (21.47)        25,094              .78               .78             1.40
 Year ended 9/30/2000                                18.93         33,412              .79               .79             1.00
 Year ended 9/30/1999                                38.43         25,752              .77               .77             1.06
Class B:
 Six months ended 3/31/2004 (5)                      18.96          1,162             1.55 (6)          1.55 (6)         (.23) (6)
 Year ended 9/30/2003                                29.44            863             1.62              1.62              .16
 Year ended 9/30/2002                               (16.04)           579             1.60              1.60              .11
 Year ended 9/30/2001                               (22.06)           445             1.57              1.57              .60
 Period from 3/15/2000 to 9/30/2000                  (5.21)           260             1.53 (6)          1.53 (6)          .56 (6)
Class C:
 Six months ended 3/31/2004 (5)                      18.94            788             1.62 (6)          1.62 (6)         (.29)(6)
 Year ended 9/30/2003                                29.39            485             1.66              1.66              .12
 Year ended 9/30/2002                               (16.05)           277             1.64              1.64              .14
 Period from 3/15/2001 to 9/30/2001                 (12.78)            87             1.76 (6)          1.76 (6)         (.06)(6)
Class F:
 Six months ended 3/31/2004 (5)                      19.39            580              .86 (6)           .86 (6)          .47 (6)
 Year ended 9/30/2003                                30.39            353              .87               .87              .91
 Year ended 9/30/2002                               (15.41)           189              .88               .88              .89
 Period from 3/15/2001 to 9/30/2001                 (12.34)            60              .90 (6)           .90 (6)          .84 (6)
Class 529-A:
 Six months ended 3/31/2004 (5)                      19.37            227              .88 (6)           .88 (6)          .45 (6)
 Year ended 9/30/2003                                30.46            138              .83               .83              .98
 Period from 2/15/2002 to 9/30/2002                 (21.66)            55              .96 (6)           .96 (6)          .95 (6)
Class 529-B:
 Six months ended 3/31/2004 (5)                      18.81             49             1.75 (6)          1.75 (6)         (.42)(6)
 Year ended 9/30/2003                                29.21             31             1.78              1.78              .03
 Period from 2/15/2002 to 9/30/2002                 (22.04)            12             1.76 (6)          1.76 (6)          .14 (6)
Class 529-C:
 Six months ended 3/31/2004 (5)                      18.89             64             1.74 (6)          1.74 (6)         (.41)(6)
 Year ended 9/30/2003                                29.21             39             1.77              1.77              .05
 Period from 2/15/2002 to 9/30/2002                 (22.04)            15             1.75 (6)          1.75 (6)          .16 (6)
Class 529-E:
 Six months ended 3/31/2004 (5)                      19.16             13             1.21 (6)          1.21 (6)          .12 (6)
 Year ended 9/30/2003                                29.92              8             1.23              1.23              .60
 Period from 3/1/2002 to 9/30/2002                  (23.36)             2             1.21 (6)          1.21 (6)          .67 (6)
Class 529-F:
 Six months ended 3/31/2004 (5)                      19.35              2              .96 (6)           .96 (6)          .39 (6)
 Year ended 9/30/2003                                30.25              1              .97               .97              .89
 Period from 9/17/2002 to 9/30/2002                  (6.52)             - (8)            - (9)             - (9)            - (9)




                                                                             Ratio of expense   Ratio of expenses    Ratio of net
                                                               Net assets,     to average net      to average net   (loss) income
                                                     Total   end of period      assets before        assets after      to average
                                                    return   (in millions)     reimbursements   reimbursements(4)      net assets
Class R-1:
 Six months ended 3/31/2004 (5)                     18.95%             $7             1.71% (6)         1.64% (6)        (.29)%(6)
 Year ended 9/30/2003                                29.35              3             1.89              1.65              .20
 Period from 6/17/2002 to 9/30/2002                 (20.61)             - (8)          .91               .47              .04
Class R-2:
 Six months ended 3/31/2004 (5)                      18.93            152             1.91 (6)          1.60 (6)         (.25) (6)
 Year ended 9/30/2003                                29.43             72             2.13              1.61              .26
 Period from 5/21/2002 to 9/30/2002                 (25.01)             4              .74               .58              .11
Class R-3:
 Six months ended 3/31/2004 (5)                      19.19            285             1.21 (6)          1.21 (6)          .15  (6)
 Year ended 9/30/2003                                29.85            124             1.23              1.23              .64
 Period from 6/4/2002 to 9/30/2002                  (22.69)             5              .45               .39              .21
Class R-4:
 Six months ended 3/31/2004 (5)                      19.40            127              .84 (6)           .84 (6)          .52  (6)
 Year ended 9/30/2003                                30.38             61              .88               .87              .91
 Period from 5/28/2002 to 9/30/2002                 (24.52)             1              .41               .30              .36
Class R-5:
 Six months ended 3/31/2004 (5)                      19.57          1,015              .54 (6)           .54 (6)          .79  (6)
 Year ended 9/30/2003                                30.84             91              .55               .55             1.23
 Period from 5/15/2002 to 9/30/2002                 (24.60)            60              .20               .20              .46




                                                          Six months ended                          Year ended
                                                                 March 31,                         September 30
                                                                   2004(5)       2003      2002       2001        2000       1999

Portfolio turnover rate for all classes of shares                   9%            28%       26%        32%         34%        29%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements and payments from CRMC. During the start-up period for the retirement share classes (except Class R-5), CRMC voluntarily agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than one cent.
(8) Amount less than $1 million.
(9) Amount less than .01 percent.

See Notes to Financial Statements


OTHER SHARE CLASS RESULTS                                            unaudited

CLASS B, CLASS C, CLASS F AND CLASS 529
Returns for periods ended March 31, 2004:
                                                                                               1 year          Life of class

CLASS B SHARES
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are sold
     within six years of purchase                                                             +47.66%            -1.56%(1)
Not reflecting CDSC                                                                           +52.66%            -1.13%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +51.55%            +4.00%(2)
Not reflecting CDSC                                                                           +52.55%            +4.00%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                          +53.77%            +4.83%(2)

CLASS 529-A SHARES
Reflecting 5.75% maximum sales charge                                                         +44.89%            +6.81%(4)
Not reflecting maximum sales charge                                                           +53.74%            +9.83%(4)

CLASS 529-B SHARES
Reflecting applicable CDSC, maximum of 5%, payable only
     if shares are sold within six years of purchase                                          +47.37%            +7.11%(4)
Not reflecting CDSC                                                                           +52.37%            +8.84%(4)

CLASS 529-C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +51.37%            +8.88%(4)
Not reflecting CDSC                                                                           +52.37%            +8.88%(4)

CLASS 529-E SHARES(3)                                                                         +53.22%            +8.56%(5)

CLASS 529-F SHARES(3)
Not reflecting annual asset-based fee charged by
     sponsoring firm                                                                          +53.64%           +27.58%(6)

Figures shown on this page are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A, Class
    529-B and Class 529-C shares were first sold.
(5) Average annual total return from March 1, 2002, when Class 529-E shares were first sold.
(6) Average annual total return from September 17, 2002, when Class 529-F shares were first sold.

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISEr
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Kirkpatrick & Lockhart LLP
Four Embarcadero Center
San Francisco, CA 94111-4121

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in New Perspective Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.75 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.06 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF NEW PERSPECTIVE FUND AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of New Perspective Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 25 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
>  NEW PERSPECTIVE FUND(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
   Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   American Balanced Fund(R)

o  BOND FUNDS
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)
   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-907-0504

Litho in USA DD/GRS/8092

Printed on recycled paper


ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Perspective Fund, Inc.


By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: June 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Robert W. Lovelace

Robert W. Lovelace, President and PEO

Date: June 8, 2004



By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer

Date: June 8, 2004